                                             Rule 497(e)
                                             File No. 33-58502

    AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                        VARIABLE ACCOUNT A
                         February 2, 1998


This supplement amends the prospectus dated May 1, 1997, which offers individual deferred variable annuity contracts, as indicated below:

The Contract -- Dollar Cost Averaging

The first sentence of this section is amended to read: "The Company currently offers an option under which Owners may dollar cost average their allocations in the Subaccounts under the Contract by authorizing the Company to make periodic allocations of Contract Value from either the Money Market Subaccount or the Guaranteed Account to one or more of the other Subaccounts."


Death Benefit -- Prior to the Annuity Date

This section is amended by revising the existing last sentence and adding an additional sentence to read as follows: "If there has been a change of Owner from one natural person to another natural person, the death benefit will equal the Contract Value, unless the change in ownership results from the election, made by a surviving spouse as designated beneficiary, to continue the contract. All death benefit options may not be available in all states."


Death Benefit -- Option I - Equity Assurance Plan

The last paragraph is amended to read:  "The Equity Assurance
Plan will cease to be in effect upon receipt by the Company of the Owner s written request to discontinue it or upon the allocation of Contract Values to either the Money Market
Subaccount or Guaranteed Account, unless such allocation is made as part of Dollar Cost Averaging."


Death Benefit -- Option III - Enhanced Equity Assurance Plan

The last paragraph is amended to read: "The Enhanced Equity Assurance Plan will cease to be in effect upon written receipt by the Company of the Owner s written request to discontinue it or upon the allocation of Contract Values to either the Money Market Subaccount or Guaranteed Account, unless such allocation is made as part of Dollar Cost Averaging."





Appendix -- Guaranteed Account Option

The following sentence is added to the end of this section:  "The
Guaranteed Account may not be available in all states."


                                             Rule 497(e)
                                             File No. 33-58502

    AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                        VARIABLE ACCOUNT A
                         February 2, 1998


This supplement amends the prospectus dated May 1, 1997, which offers group flexible premium deferred variable annuity contracts, as indicated below:

The Contract -- Dollar Cost Averaging

The first sentence of this section is amended to read: "The Company currently offers an option under which Owners may dollar cost average their allocations in the Subaccounts under the Contract by authorizing the Company to make periodic allocations of Contract Value from either the Money Market Subaccount or the Guaranteed Account to one or more of the other Subaccounts."


Death Benefit -- Prior to the Annuity Date

This section is amended by revising the existing last sentence and adding an additional sentence to read as follows: "If there has been a change of Owner from one natural person to another natural person, the death benefit will equal the Contract Value, unless the change in ownership results from the election, made by a surviving spouse as designated beneficiary, to continue the contract. All death benefit options may not be available in all states."


Death Benefit -- Option I - Equity Assurance Plan

The last paragraph is amended to read:  "The Equity Assurance
Plan will cease to be in effect upon receipt by the Company of the Owner s written request to discontinue it or upon the allocation of Contract Values to either the Money Market
Subaccount or Guaranteed Account, unless such allocation is made as part of Dollar Cost Averaging."


Death Benefit -- Option III - Enhanced Equity Assurance Plan

The last paragraph is amended to read: "The Enhanced Equity Assurance Plan will cease to be in effect upon written receipt by the Company of the Owner s written request to discontinue it or upon the allocation of Contract Values to either the Money Market Subaccount or Guaranteed Account, unless such allocation is made as part of Dollar Cost Averaging."

Appendix -- Guaranteed Account Option

The following sentence is added to the end of this section:  "The
Guaranteed Account may not be available in all states."